Document and Entity Information	Apr. 06, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001610682
Document Type	8-K/A
Document Period End Date	Apr. 06, 2022
Entity Registrant Name	USD Partners LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36674
Entity Tax Identification Number	30-0831007
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	291-0510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	USDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K filed by USD Partners LP (“the Partnership”) on April 6, 2022, the Partnership closed the acquisition of equity interests in certain subsidiaries of USD Group LLC (“USD Group”) that own 100% of the Hardisty South Terminal (“the Acquisition”). This amendment is being filed to provide certain audited financial statements, certain unaudited financial statements and certain unaudited pro forma financial information for such transaction as required by Item 9.01. Except as set forth below, the Initial Form 8-K is unchanged.